INCOME TAXES (Deductible Unused Tax Losses) (Details) - CANADA $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 111,212
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date non capital loss carryforwards	2030
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date non capital loss carryforwards	2036